Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Company Shareholding Structure	Below, the subscribed and fully paid-in share capital, represented by common shares, all nominative and with no par value:
	Number of shares	Amount (in reais)
As of December 31, 2021	1,346,674,477	787,924,408
Capital increase – Board of Directors’ Meeting on 02/21/2022	239,755	1,392,470
Capital increase – Extraordinary General Meeting on 04/28/2022	-	463,731,717
Capital increase – Board of Directors’ Meeting on 05/09/2022	298,919	1,474,113
Capital increase – Board of Directors’ Meeting on 07/27/2022	1,119,515	3,812,859
Capital increase – Board of Directors’ Meeting on 10/20/2022	650,808	3,311,220
Capital increase – Board of Directors’ Meeting on 12/06/2022	181,920	1,571,594
Total changes for the year	2,490,917	475,293,973
As of December 31, 2022	1,349,165,394	1,263,218,381
Capital increase – Board of Directors’ Meeting on 02/15/2023	59,870	637,616
Capital increase – Board of Directors’ Meeting on 03/28/2023	1,031,232	1,154,499
Capital increase – Board of Directors’ Meeting on 08/18/2023	1,207,046	3,915,566
Capital increase – Board of Directors’ Meeting on 10/30/2023	213,458	1,559,323
Capital increase – Board of Directors’ Meeting on 12/08/2023	156,200	1,205,864
Total changes for the year	2,667,806	8,472,868
As of December 31, 2023	1,351,833,200	1,271,691,249
Capital increase – Board of Directors’ Meeting on 8/8/2024	256,799	2,568
Capital increase – Board of Directors’ Meeting on 11/7/2024	54,881	549
Capital increase – Board of Directors’ Meeting on 12/11/2024	70,767	708
Total changes for the year	382,447	3,825
As of December 31, 2024	1,352,215,647	1,271,695,074

Schedule of Company Shareholding Structure

Below, the shareholding structure of the Company:

	Note	12/31/2024	Participation	12/31/2023	Participation
Outstanding shares		1,348,415,647	99.72%	1,351,833,200	100.00%
Treasury shares	20.6	3,800,000	0.28%	-	-
		1,352,215,647	100.00%	1,351,833,200	100.00%

Schedule of Management Proposed Dividends to Be Distributed, Considering the Advance of Interest on Own Capital (JSCP) to its Shareholders

Management proposed dividends to be distributed, considering the advance of Interest on own capital (JSCP) to its shareholders, calculations are demonstrated below:

	For the year ended December 31,
	2024	2023	2022
Net income for the year	769	710	1,220
Tax incentive reserve	(229)	(710)	(753)
Base for legal reserve	540	-	467
% Legal reserve	5%	5%	5%
Legal reserve for the year	27	-	23
Minimum mandatory dividends – 25%	129	-	111
Interest on own capital paid/payable intermediaries (i)	(109)	-	(43)
Minimum mandatory dividends paid/payable in the form of interest on shareholder’s equity	20	-	68

(i)	At a meeting of the Board of Directors held on December 30, 2024, the advance payment of interest on own capital in the gross amount of R$125 was approved, pursuant to which the withholding tax was deducted in the amount of R$16, corresponding to the net amount of R$109. The effective payment occurred on February 28, 2025.

Schedule of Legal Reserve
	For the year ended December 31,
	2024	2023	2022
Net income for the year	769	710	1,220
Tax incentive reserve	(229)	(710)	(753)
Base for legal reserve	540	-	467
% Legal reserve	5%	5%	5%
Legal reserve for the year	27	-	23

Schedule of Movement of Treasury Shares

The table below represents the movement of treasury shares:

	Number of shares	Amount (in thousands of reais)	Average purchase price
As of December 31, 2023	-	-	-
Repurchase shares	3,800,000	26,390,274	6.94
As of December 31, 2024	3,800,000	26,390,274	6.94

Schedule of Movement of Treasury Shares

Information relating to the Company’s option plan and compensation plan is summarized below:

			Strike price	As of December 31, 2024
		1st exercise	on the grant	Number of shares (in thousands)
Granted series	Grant date	date	date (in reais)	Grantees	Exercised	Cancelled	Current
B8	5/31/2021	6/01/2024	0.01	363	(318)	(45)	-
C8	5/31/2021	6/01/2024	13.39	363	(20)	(343)	-
B9	5/31/2022	6/01/2025	0.01	2,163	(389)	(115)	1,659
C9	5/31/2022	6/01/2025	12.53	1,924	(119)	(146)	1,659
B10 (i)	5/31/2023	6/01/2026	0.01	1,390	(40)	(54)	1,296
C10 (i)	5/31/2023	6/01/2026	11.82	1,390	-	(94)	1,296
B11 (i)	5/31/2024	6/01/2027	0.01	1,294	(27)	(41)	1,226
C11 (i)	5/31/2024	6/01/2027	10.62	1,294	-	(68)	1,226
				10,181	(913)	(906)	8,362

(i)	Shares granted to executives excluding statutory officers.

Schedule of Dilutive Effect on Options Granted

The table below shows the maximum percentage of dilution to which current shareholders eventually being subject to in the event that all options granted are exercised until December 31, 2024:

For the year ended December 31, 2024 (in thousands)

Number of outstanding shares	1,348,416
Balance of effective stock options granted	8,362
Maximum percentage of dilution	0.62%

Schedule of the Fair Value of Each Option Granted Is Estimated on the Grant Date, By Using the Options Pricing

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black-Scholes” taking into account the following assumptions:

Series granted	Weithted average fair value of option’s granted (in reais)	Estimated dividends	Approximate estimated volatility	Risk-free weighted average interest rate	Exit rate	Average remaining life expectancy
B9	15.27	1.20%	37.29%	12.18%	8.00%	5 months
C9	7.35
B10	10.33	1.31%	35.32%	10.87%	8.00%	17 months
C10	3.28
B11	11.89	0.77%	37.32%	11.28%	8.00%	29 months
C11	5.18

Schedule of Number of Options Granted, the Weighted Average of the Exercise Price and the Weighted Average of the Remaining Term
	Shares (in thousands)	Weighted average of exercise price (R$)	Weighted average of remaining contractual term
As of December 31, 2022	4,651	6.01	2.28

As of December 31, 2023
Granted during the year	2,780	5.92
Cancelled during the year	(32)	5.97
Exercised during the year	(413)	5.97
Outstanding at year end	6,986	5.97	1.73
Total to be exercised as of December 31, 2023	6,986	5.97	1.73
As of December 31, 2024
Granted during the year	2,588	5.32
Cancelled during the year	(816)	9.38
Exercised during the year	(396)	0.01
Outstanding at year end	8,362	5.88	1.31
Total to be exercised as of December 31, 2024	8,362	5.88	1.31